Summary of Significant Accounting Policies and Critical Accounting Estimates (Narrative) (Details) $ in Thousands	12 Months Ended			48 Months Ended
	Dec. 31, 2016 USD ($) segment reporting_unit	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Foreign currency transaction net gain (loss), realized (less than in 2016)	$ 100	$ (500)	$ 1,900
Number of operating segments | segment	1
Number of reporting units | reporting_unit	1
Consigned inventory (amount less than)	$ 2,000			$ 2,000
Standard product warranty term	1 year
Shipping and handling costs	$ 26,500	26,200	26,800
Advertising costs	$ 8,400	7,200	7,000
Cash equivalents term (less than)	90 days
Allowance for doubtful accounts receivable, charge-offs	$ 1,600	2,000	2,300
Provisions for doubtful accounts	2,100	2,100	1,400
Intangible asset impairments	21,423	205
Goodwill, disposal	2,650
Impairment of a cost method investment			6,000
Other Income (Expense)
Significant Accounting Policies [Line Items]
Equity method investment impairment	8,300
Impairment of a cost method investment		2,200	4,800
Cost of sales
Significant Accounting Policies [Line Items]
Intangible asset impairments	10,300
Research and development
Significant Accounting Policies [Line Items]
Intangible asset impairments	11,100
Impairment of a cost method investment			1,200
Intangible Asset Abandonment Charges
Significant Accounting Policies [Line Items]
Intangible asset impairments		200	8,700
Fixed Asset Abandonment
Significant Accounting Policies [Line Items]
Asset impairment charges	10,900	3,100	19,600
Fixed Asset Abandonment | Cost of sales
Significant Accounting Policies [Line Items]
Asset impairment charges	100		15,500
Fixed Asset Abandonment | Research and development
Significant Accounting Policies [Line Items]
Asset impairment charges	9,200
Fixed Asset Abandonment | Sales and marketing
Significant Accounting Policies [Line Items]
Asset impairment charges	100		2,400
Fixed Asset Abandonment | General and administrative, integration and other
Significant Accounting Policies [Line Items]
Asset impairment charges	$ 1,500	$ 3,100	$ 1,700
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Minimum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Maximum | Instrumentation
Significant Accounting Policies [Line Items]
Estimated useful life of assets	5 years
Net Sales | Consumable Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	79.00%
Net Sales | Consumable Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue	80.00%
Net Sales | Related Products | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue				7.00%
Net Sales | Related Products | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue				8.00%
Net Sales | Instrumentation | Minimum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue				12.00%
Net Sales | Instrumentation | Maximum
Significant Accounting Policies [Line Items]
Percentage of net sales allocated to sales revenue				13.00%
VSOE
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years